Biological assets - Significant Unobservable Inputs (Details)	12 Months Ended
	Dec. 31, 2021 uSDollarPerHectare tonPerHectare uSDollarPerTonOfCane kilogramOfSugarPerTonOfCane	Dec. 31, 2020 tonPerHectare kilogramOfSugarPerTonOfCane uSDollarPerHectare uSDollarPerTonOfCane
Bottom of range | Sown land – sugarcane
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields | tonPerHectare	50	60
TRS value | kilogramOfSugarPerTonOfCane	120	120
Maintenance costs	500	400
Harvest costs | uSDollarPerTonOfCane	6.0	6.0
Leasing costs | tonPerHectare	12.0	12.0
Bottom of range | Sown land – crops, sunflower
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields | tonPerHectare	1.7	0.6
Commercial costs	18	1
Production costs	308	233
Bottom of range | Sown land – crops, wheat
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields | tonPerHectare	0.85	0.95
Commercial costs	17	6
Production costs	166	115
Bottom of range | Sown land – crops, soybean
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields | tonPerHectare	1.1	0.8
Commercial costs	19	7
Production costs	214	159
Bottom of range | Sown land - crops, peanut
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields | tonPerHectare	2.5	2.5
Commercial costs	36	22.0
Production costs	802	695.0
Bottom of range | Sown land – crops, corn
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields | tonPerHectare	3.0	2.5
Commercial costs	14	2
Production costs	334	198
Bottom of range | Sown land – rice
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields | tonPerHectare	3.2	6.5
Commercial costs	8	8
Production costs	810	750
Top of range | Sown land – sugarcane
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields | tonPerHectare	100	100
TRS value | kilogramOfSugarPerTonOfCane	140	140
Maintenance costs	800	600
Harvest costs | uSDollarPerTonOfCane	12.0	12.0
Leasing costs | tonPerHectare	14.4	14.4
Top of range | Sown land – crops, sunflower
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields | tonPerHectare	2.5	3.0
Commercial costs	49	71
Production costs	1,005	641
Top of range | Sown land – crops, wheat
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields | tonPerHectare	5.6	5.5
Commercial costs	54	43
Production costs	899	612
Top of range | Sown land – crops, soybean
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields | tonPerHectare	4.0	3.8
Commercial costs	65	59
Production costs	1,096	750
Top of range | Sown land - crops, peanut
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields | tonPerHectare	3.6	3.5
Commercial costs	69	31.0
Production costs	2,060	1,400
Top of range | Sown land – crops, corn
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields | tonPerHectare	10	11
Commercial costs	62	51
Production costs	1,449	990
Top of range | Sown land – rice
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Plant yields | tonPerHectare	10.1	7.5
Commercial costs	25	16
Production costs	1,300	950